Certain Risk and Concentration (Major Customers) (Details) (Customer Concentration Risk [Member])	Jun. 30, 2014 customers	Jun. 30, 2013 customers	Jun. 30, 2012 customers
Net Revenues [Member]
Concentration Risk [Line Items]
Individual customer accounted for more than 10% of net revenues	0	0	0
Accounts Receivable [Member]
Concentration Risk [Line Items]
Individual customer accounted for more than 10% of accounts receivable	0	0	0